Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, is comprised of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Cost:
Building	10,968	10,480
Office equipment, furniture and fixtures	10,188	8,690
Motor vehicles	2,792	2,261
Leasehold improvements	6,755	5,956
Sub-total	30,703	27,387
Accumulated depreciation	(4,762)	(10,497)
	25,941	16,890
Construction in progress	53,640	53,640
	79,581	70,530